UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-08649

EII Realty Securities Trust

(Exact name of registrant as specified in charter)

640 Fifth Avenue, 8th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Richard J. Adler

640 Fifth Avenue, 8th Floor

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-735-9500

Date of fiscal year end:    June 30

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments

March 31, 2014

(unaudited)

	Shares	Value

COMMON STOCKS – 1.74%

Hotels & Lodging — 1.74%
Starwood Hotels & Resorts Worldwide, Inc.	5,000	$398,000

Total Hotels & Lodging (Cost $348,703)		398,000

Total Common Stocks (Cost $348,703)		398,000

REAL ESTATE INVESTMENT TRUSTS (REITS) – 95.88%

Apartments — 15.82%
American Campus Communities, Inc.	12,000	448,200
American Homes 4 Rent, Class A	28,100	469,551
Education Realty Trust, Inc.	67,600	667,212
Equity Residential	6,200	359,538
Essex Property Trust, Inc.	5,600	952,280
Mid-America Apartment Communities, Inc.	10,500	716,835

Total Apartments (Cost $2,956,025)		3,613,616

Diversified — 4.36%
Vornado Realty Trust	10,100	995,456

Total Diversified (Cost $836,946)		995,456

Healthcare — 8.76%
HCP, Inc.	12,000	465,480
Health Care REIT, Inc.	5,400	321,840
Healthcare Realty Trust, Inc.	32,300	780,045
Ventas, Inc.	7,150	433,076

Total Healthcare (Cost $1,661,287)		2,000,441

Hotels & Lodging — 6.46%
LaSalle Hotel Properties	23,100	723,261
Strategic Hotels & Resorts, Inc.*	39,800	405,562
Summit Hotel Properties, Inc.	37,400	347,072

Total Hotels & Lodging (Cost $1,349,924)		1,475,895

Industrials — 8.68%
EastGroup Properties, Inc.	10,800	679,428
Prologis, Inc.	31,939	1,304,069

Total Industrials (Cost $1,683,827)		1,983,497

Mixed — 3.91%
Liberty Property Trust	24,200	894,432

Total Mixed (Cost $852,950)		894,432

Mortgage Banking — 2.47%
Colony Financial, Inc.	25,700	564,115

Total Mortgage Banking (Cost $522,727)		564,115

See Accompanying Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments (continued)

March 31, 2014

(unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) (Continued)

Office Property — 15.73%
Alexandria Real Estate Equities, Inc.	13,200	$957,792
Boston Properties, Inc.	12,000	1,374,360
Hudson Pacific Properties, Inc.	28,300	652,881
Kilroy Realty Corp.	10,400	609,232

Total Office Property (Cost $2,902,132)		3,594,265

Regional Malls — 15.42%
General Growth Properties, Inc.	41,600	915,200
Simon Property Group, Inc.	13,700	2,246,800
Taubman Centers, Inc.	5,100	361,029

Total Regional Malls (Cost $2,271,709)		3,523,029

Self Storage — 3.87%
Extra Space Storage, Inc.	9,900	480,249
Sovran Self Storage, Inc.	5,500	403,975

Total Self Storage (Cost $743,011)		884,224

Shopping Centers — 7.90%
Acadia Realty Trust	24,100	635,758
Equity One, Inc.	13,300	297,122
Federal Realty Investment Trust	7,600	871,872

Total Shopping Centers (Cost $1,503,859)		1,804,752

Timber — 2.50%
Plum Creek Timber Co., Inc.	13,600	571,744

Total Timber (Cost $600,506)		571,744

Total Real Estate Investment Trusts (REITS) (Cost $17,884,903)		21,905,466

SHORT TERM INVESTMENT (UNITED STATES) – 3.16%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class	722,863	722,863

Total Short Term Investment (United States) (Cost $722,863)		722,863

Total Investments — 100.78% (Cost $18,956,469)		23,026,329
Liabilities In Excess Of Other Assets — (0.78)%		(179,137)

Net Assets — 100.00%		$22,847,192

*	Denotes non-income producing security.

See Accompanying Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments

March 31, 2014

(unaudited)

	Shares	Value

COMMON STOCKS – 63.02%

Germany — 2.60%
Deutsche Annington Immobilien SE*	477,200	$13,615,127
DIC Asset AG	1,105,522	10,224,102

Total Germany (Cost $32,940,398)		23,839,229

Hong Kong — 20.54%
China Overseas Land & Investment, Ltd.	11,084,256	28,723,464
China Resources Land, Ltd.	3,500,000	7,680,010
Guangzhou R&F Properties Co., Ltd., H Shares	10,000,000	14,413,717
Hang Lung Properties, Ltd.	8,681,300	24,958,807
Hysan Development Co., Ltd.	6,609,918	28,761,005
Kerry Properties, Ltd.	6,941,025	23,087,532
Lifestyle International Holdings, Ltd.	10,802,800	21,977,462
Lifestyle Properties Development, Ltd.*	482,640	77,780
Shangri-La Asia, Ltd.	9,133,492	14,954,599
Sun Hung Kai Properties, Ltd.	1,944,168	23,811,766

Total Hong Kong (Cost $178,650,128)		188,446,142

Japan — 22.98%
AEON Mall Co., Ltd.	822,900	21,015,980
Daiwa House Industry Co., Ltd.	1,480,300	25,112,680
Mitsubishi Estate Co., Ltd.	1,985,000	47,040,740
Mitsui Fudosan Co., Ltd.	1,568,200	47,844,420
Nomura Real Estate Holdings, Inc.	1,157,400	22,090,568
Sumitomo Realty & Development Co., Ltd.	1,020,000	39,944,194
Tokyu Fudosan Holdings Corp.	1,040,000	7,758,562

Total Japan (Cost $180,468,736)		210,807,144

Singapore — 10.08%
CapitaLand, Ltd.	8,919,600	20,492,602
City Developments, Ltd.	2,900,100	23,285,643
Hongkong Land Holdings, Ltd.	4,119,200	26,651,224
Keppel Land, Ltd.	2,850,000	7,612,688
Wing Tai Holdings, Ltd.	9,924,960	14,438,888

Total Singapore (Cost $92,813,832)		92,481,045

Spain — 2.26%
Melia Hotels International, SA	1,608,175	20,692,899

Total Spain (Cost $22,134,763)		20,692,899

Sweden — 1.62%
Castellum AB	895,401	14,885,767

Total Sweden (Cost $9,105,192)		14,885,767

See Accompanying Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

March 31, 2014

(unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Thailand — 1.89%
Central Pattana pcl - Foreign Line	9,528,200	$13,804,729
Central Pattana pcl - NVDR Line	2,400,000	3,477,189

Total Thailand (Cost $6,026,600)		17,281,918

United Kingdom — 1.05%
Capital & Counties Properties plc	1,655,000	9,656,903

Total United Kingdom (Cost $6,702,592)		9,656,903

Total Common Stocks (Cost $528,842,241)		578,091,047

REAL ESTATE INVESTMENT TRUSTS (REITS) – 33.37%

Australia — 9.28%
CFS Retail Property Trust	7,425,130	13,014,706
GPT Group	5,630,280	19,110,831
Mirvac Group	7,372,559	11,623,467
Stockland	7,522,465	26,161,337
Westfield Retail Trust	5,500,000	15,200,135

Total Australia (Cost $84,678,810)		85,110,476

France — 4.43%
ICADE	264,227	26,139,861
Klepierre	324,981	14,541,699

Total France (Cost $34,013,039)		40,681,560

Netherlands — 5.06%
Unibail-Rodamco SE*	178,916	46,462,405

Total Netherlands (Cost $37,235,189)		46,462,405

Singapore — 0.23%
Mapletree Greater China Commercial Trust	3,200,000	2,073,297

Total Singapore (Cost $2,428,406)		2,073,297

United Kingdom — 14.37%
Derwent London plc	576,160	26,030,602
Great Portland Estates plc	2,788,761	29,336,781
Hammerson plc	2,560,000	23,644,032
Land Securities Group plc	2,607,600	44,385,235
Shaftesbury plc	764,432	8,385,647

Total United Kingdom (Cost $83,702,372)		131,782,297

Total Real Estate Investment Trusts (REITS) (Cost $242,057,816)		306,110,035

See Accompanying Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

March 31, 2014

(unaudited)

	Shares	Value

SHORT TERM INVESTMENT (UNITED STATES) – 4.21%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class	38,668,702	$38,668,702

Total Short Term Investment (United States) (Cost $38,668,702)		38,668,702

Total Investments — 100.60% (Cost $809,568,759)		922,869,784
Liabilities In Excess Of Other Assets — (0.60)%		(5,532,894)

Net Assets — 100.00%		$917,336,890

*	Denotes non-income producing security.

Sector Diversification	% of Net Assets	Value
Real Estate	84.83%	$778,177,799
Consumer Cyclicals	11.56%	106,023,283
Short-Term Investment	4.21%	38,668,702

Total Investments	100.60%	922,869,784
Liabilities In Excess Of Other Assets	(0.60)%	(5,532,894)

Net Assets	100.00%	$917,336,890

See Accompanying Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments

March 31, 2014

(unaudited)

	Shares	Value

COMMON STOCKS – 31.16%

Germany — 0.08%
DIC Asset AG	105,448	$975,206

Total Germany (Cost $1,371,915)		975,206

Hong Kong — 10.35%
China Overseas Land & Investment, Ltd.	6,915,168	17,919,793
China Resources Land, Ltd.	3,122,000	6,850,569
Guangzhou R&F Properties Co., Ltd., H Shares	4,500,000	6,486,173
Hang Lung Properties, Ltd.	5,924,900	17,034,135
Hysan Development Co., Ltd.	5,039,736	21,928,845
Kerry Properties, Ltd.	4,659,123	15,497,373
Lifestyle International Holdings, Ltd.	7,421,400	15,098,265
Lifestyle Properties Development, Ltd.*	371,070	59,800
Shangri-La Asia, Ltd.	6,787,950	11,114,158
Sun Hung Kai Properties, Ltd.	935,512	11,457,956

Total Hong Kong (Cost $129,966,541)		123,447,067

Japan — 10.56%
AEON Mall Co., Ltd.	909,800	23,235,313
Daiwa House Industry Co., Ltd.	1,455,600	24,693,655
Mitsubishi Estate Co., Ltd.	1,108,500	26,269,350
Mitsui Fudosan Co., Ltd.	1,253,300	38,237,094
Sumitomo Realty & Development Co., Ltd.	343,000	13,432,214

Total Japan (Cost $105,935,423)		125,867,626

Singapore — 5.18%
CapitaLand, Ltd.	6,581,050	15,119,830
City Developments, Ltd.	2,253,300	18,092,320
Hongkong Land Holdings, Ltd.	3,225,000	20,865,750
Keppel Land, Ltd.	2,050,000	5,475,793
Wing Tai Holdings, Ltd.	1,520,498	2,212,029

Total Singapore (Cost $60,941,582)		61,765,722

Spain — 1.03%
Melia Hotels International, SA	956,500	12,307,590

Total Spain (Cost $9,199,321)		12,307,590

Sweden — 1.19%
Castellum AB	851,000	14,147,614

Total Sweden (Cost $10,659,901)		14,147,614

Thailand — 1.26%
Central Pattana pcl - Foreign Line	10,405,000	15,075,062

Total Thailand (Cost $4,179,225)		15,075,062

See Accompanying Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

March 31, 2014

(unaudited)

	Shares	Value

COMMON STOCKS (Continued)

United States — 1.51%
Starwood Hotels & Resorts Worldwide, Inc.	225,400	$17,941,840

Total United States (Cost $13,822,853)		17,941,840

Total Common Stocks (Cost $336,076,761)		371,527,727

REAL ESTATE INVESTMENT TRUSTS (REITS) – 64.16%

Australia — 3.85%
CFS Retail Property Trust	3,650,000	6,397,690
GPT Group	3,600,000	12,219,462
Stockland	5,166,859	17,969,102
Westfield Retail Trust	3,361,100	9,288,941

Total Australia (Cost $45,018,390)		45,875,195

Canada — 2.58%
RioCan Real Estate Investment Trust	1,275,579	30,726,973

Total Canada (Cost $32,938,204)		30,726,973

France — 2.77%
ICADE	275,350	27,240,254
Klepierre	128,446	5,747,484

Total France (Cost $28,248,473)		32,987,738

Netherlands — 2.38%
Unibail-Rodamco SE*	109,559	28,451,199

Total Netherlands (Cost $22,772,009)		28,451,199

United Kingdom — 7.38%
Derwent London plc	515,000	23,267,425
Great Portland Estates plc	2,198,520	23,127,655
Hammerson plc	1,400,000	12,930,330
Land Securities Group plc	1,350,000	22,979,010
Shaftesbury plc	523,800	5,745,968

Total United Kingdom (Cost $57,525,683)		88,050,388

United States — 45.20%
Alexandria Real Estate Equities, Inc.	402,700	29,219,912
American Campus Communities, Inc.	536,800	20,049,480
American Homes 4 Rent, Class A	702,400	11,737,104
Boston Properties, Inc.	392,700	44,975,931
BRE Properties, Inc.*	94,600	5,938,988
Equity One, Inc.	85,500	1,910,070
Equity Residential	589,800	34,202,502
Essex Property Trust, Inc.	183,100	31,136,155
Federal Realty Investment Trust	232,200	26,637,984
Health Care REIT, Inc.	444,400	26,486,240
Host Hotels & Resorts, Inc.	1,423,329	28,808,179

See Accompanying Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

March 31, 2014

(unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) (Continued)

United States (Continued)
Kilroy Realty Corp.	362,300	$21,223,534
LaSalle Hotel Properties	466,900	14,618,639
Macerich Co. (The)	244,800	15,258,384
Plum Creek Timber Co., Inc.	476,900	20,048,876
Prologis, Inc.	1,164,507	47,546,821
Simon Property Group, Inc.	459,157	75,301,748
SL Green Realty Corp.	118,700	11,943,594
Taubman Centers, Inc.	319,395	22,609,972
Ventas, Inc.	242,800	14,706,396
Vornado Realty Trust	349,800	34,476,288

Total United States (Cost $465,940,340)		538,836,797

Total Real Estate Investment Trusts (REITS) (Cost $652,443,099)		764,928,290

SHORT TERM INVESTMENT (UNITED STATES) – 5.13%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class	61,091,982	61,091,982

Total Short Term Investment (United States) (Cost $61,091,982)		61,091,982

Total Investments — 100.45% (Cost $1,049,611,842)		1,197,547,999
Liabilities In Excess Of Other Assets — (0.45)%		(5,386,158)

Net Assets — 100.00%		$1,192,161,841

*	Denotes non-income producing security.

Sector Diversification	% of Net Assets	Value
Real Estate	87.00%	$1,037,208,189
Consumer Cyclicals	8.32%	99,247,828
Short-Term Investment	5.13%	61,091,982

Total Investments	100.45%	1,197,547,999
Liabilities In Excess Of Other Assets	(0.45)%	(5,386,158)

Net Assets	100.00%	$1,192,161,841

See Accompanying Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments

March 31, 2014

(unaudited)

A. Significant Accounting Policies:

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Funds in preparation of their financial statements.

SecurityValuation: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in other investment companies are valued at net asset value.

If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust’s Price Valuation Committee under procedures adopted by the Trust’s Board of Trustees (The “Board”).

Most foreign markets close before the close of trading on the New York Stock Exchange (“NYSE”). If a Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund’s share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Trust’s Price Valuation Committee, established by the Trust’s Board of Directors.

The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Funds are open. In deciding whether to make fair value adjustments, the Funds review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Funds could obtain if it were to sell the security at the time of the close of the NYSE and the difference could be significant.

The Board has delegated the fair valuation of each Fund’s portfolio securities to the Adviser. BNY Mellon Investment Servicing (US) Inc., which act as the Funds’ Sub-Administrator, is also responsible (in conjunction with oversight by the Adviser) for fair valuation of each Fund’s portfolio securities. To assist with their responsibilities, the Adviser and/ or Sub-Administrator may utilize an outside pricing service approved by the Board.

Fair Value Measurements: The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Fair value is defined as the value that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in valuing the asset or liability. Observable inputs reflect the assumptions market participants would use in valuing the asset or liability based on market data obtained from sources independent of the portfolio. Unobservable inputs reflect the Fund Management’s own assumptions about the assumptions that market participants would use in valuing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level in the fair value hierarchy based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•     Level 1 — quoted prices in active markets for identical investments

•    Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

March 31, 2014

(unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of March 31, 2014:

E.I.I. REALTY SECURITIES FUND	Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$23,026,329	$23,026,329	$—	$—

Total	$23,026,329	$23,026,329	$—	$—

E.I.I. INTERNATIONAL PROPERTY FUND	Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$922,869,784	$922,869,784	$—	$—

Total	$922,869,784	$922,869,784	$—	$—

E.I.I. GLOBAL PROPERTY FUND	Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$1,197,547,999	$1,197,547,999	$—	$—

Total	$1,197,547,999	$1,197,547,999	$—	$—

* See Schedule of Investments for geographic and industry sector breakouts.

Transfers in and out of levels 1, 2 and 3 of the fair value heirarchy are recognized as of the beginning of the reporting period. Of the level 1 investments presented above, equity investments amounting to $472,336,548 and $296,160,201 for the E.I.I. International Property Fund and E.I.I. Global Property Fund, respectively, were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Foreign Currency Translation: Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income and dividends received are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

March 31, 2014

(unaudited)

withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

B. Tax Cost of Securities:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at March 31, 2014 for each Fund were as follows:

Fund	Cost	Appreciation	(Depreciation)	Net
E.I.I. Realty Securities Fund	$18,956,469	$4,107,101	$(37,241)	$4,069,860
E.I.I. International Property Fund	809,568,759	165,871,092	(52,570,067)	113,301,025
E.I.I. Global Property Fund	1,049,611,842	172,945,036	(25,008,879)	147,936,157

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                EII Realty Securities Trust

By (Signature and Title)*	/s/ Richard J. Adler
Richard J. Adler, Chief Executive Officer
(principal executive officer)

Date    April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Adler
Richard J. Adler, Chief Executive Officer
(principal executive officer)

Date    April 29, 2014

By (Signature and Title)*	/s/ Michael J. Meagher
Michael J. Meagher, Treasurer
(principal financial officer)

Date    April 27, 2014

* Print the name and title of each signing officer under his or her signature.